Post Balance Sheet Events	12 Months Ended
Dec. 31, 2013
Post Balance Sheet Events [Abstract]
Post Balance Sheet Events
Note 24 - Post Balance Sheet Events

A.
On January 6, 2014, the Company's Chief Executive Officer, Mr. Roy Porat, informed the Board of Directors of his decision to step down from his position. The Board decided that upon the conclusion of a limited transition period and subject to shareholders approval, all responsibilities previously held by Mr. Porat shall be delegated to Mr. Rafi Amit in his capacity as Active Chairman of the Board, without any further amendment of his terms of employment.